11 SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 22, 2013, which is the date the financial statements were available to be issued.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.